OCM GOLD FUND

Schedule of Investments - February 28, 2022

(Unaudited)

Shares			Value
	Common Stocks	97.3%
	Major Gold Producers	24.0%
80,000	Agnico Eagle Mines Ltd.		$4,039,200
155,000	AngloGold Ashanti Ltd. ADR		3,602,200
200,000	Barrick Gold Corp.		4,514,000
65,000	Newmont Corp.		4,303,000
			16,458,400
	Intermediate/Mid-Tier Gold Producers	20.6%
325,000	Alamos Gold, Inc.		2,392,000
300,000	B2Gold Corp.		1,211,834
140,000	Endeavour Mining Corp.		3,697,988
700,000	OceanaGold Corp.*		1,319,921
25,000	Pan American Silver Corp.		590,750
1,000,000	Perseus Mining Ltd.		1,325,538
150,000	SSR Mining, Inc.		2,965,500
50,000	Torex Gold Resources, Inc.*		634,320
			14,137,851
	Junior Gold Producers	29.1%
300,000	Argonaut Gold, Inc.*		546,746
400,489	Calibre Mining Corp.*		407,598
250,000	Dundee Precious Metals, Inc.		1,479,290
1,375,000	Emerald Resources N.L.*		1,118,536
225,000	Fortuna Silver Mines, Inc.*		839,645
1,449,950	Jaguar Mining, Inc.		5,285,025
175,000	K92 Mining, Inc.*		1,064,497
1,000,000	Minera Alamos, Inc.*		410,256
350,000	Mineros S.A.		300,986
3,850,000	Superior Gold, Inc.*		2,490,730
1,595,000	Thor Explorations Ltd.*		346,055
500,000	Wesdome Gold Mines Ltd.*		5,629,191
			19,918,555
	Exploration and Development Companies	7.9%
800,000	Apollo Silver Corp.*		372,387
500,000	Banyan Gold Corp.*		155,818
500,000	Galway Metals, Inc.*		181,460
1,000,000	GR Silver Mining Ltd.*		248,521
123,880	Integra Resources Corp.*		181,788
775,000	Liberty Gold Corp.*		599,211
1,000,000	Maritime Resources Corp.*		94,675
616,500	Montage Gold Corp.*		350,201
400,000	Orca Gold, Inc.*		242,998

Shares			Value
500,000	Orezone Gold Corp.*		$540,434
400,000	Paramount Gold Nevada Corp.*		246,000
975,000	Rio2 Ltd.*		507,692
3,000,000	Royal Road Minerals Ltd.*		710,059
4,578,755	RTG Mining, Inc.*		299,308
2,512,040	Sutter Gold Mining, Inc.*,#		—
1,210,500	Tajiri Resources Corp.*		45,364
530,000	West Vault Mining, Inc.*		480,868
450,000	Westhaven Gold Corp.*		156,213
			5,412,997
	Royalty/Streaming Companies	6.4%
100,000	Wheaton Precious Metals Corp.		4,381,854
	Primary Silver Producers	9.3%
625,000	Andean Precious Metals Corp.*		986,194
600,000	Aya Gold & Silver, Inc.*		4,795,266
100,000	Hecla Mining Co.		576,000
			6,357,460
	Total Common Stocks
	(Cost $29,362,439)		66,667,117
	Warrants	2.8%
	Exploration and Development Companies	0.0%
641,000	Euro Sun Mining, Inc. Exercise Price: 0.55 CAD, Exp. 6/5/2023*		—
225,000	Westhaven Gold Corp. Exercise Price: 1.00 CAD, Exp. 3/3/2023*		20,858
400,000	Apollo Silver Corp. Exercise Price: 1.25 CAD, Exp. 6/25/2023*		—
			20,858
	Primary Silver Producers	2.8%
350,000	Aya Gold & Silver, Inc. Exercise Price: 3.30 CAD, Exp. 9/3/2023*		1,885,996
			1,885,996
	Total Warrants
	(Cost $0)		1,906,854
	Short-Term Investment	0.3%
200,517	UMB Money Market Fiduciary, 0.01%		200,517
	Total Short-Term Investment
	(Cost $200,517)		200,517
	Total Investments	100.4%
	(Cost $29,562,956)		68,774,488
	Liabilities less Other Assets	(0.4)%	(281,017)
	TOTAL NET ASSETS	100.0%	$68,493,471

ADR – American Depository Receipt

CAD – Canadian Dollars

*	Non-income producing security.
#	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.